11 HANOVER SQUARE
NEW YORK, NY 10005

February 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 73 of the Registration Statement on Form N-1A for Midas Perpetual Portfolio, Inc. (File Nos. 811-02474 and 002-57953)

Post-Effective Amendment No. 43 of the Registration Statement on Form N-1A for Midas Fund, Inc. (File Nos. 811-04316 and 002-98229)

Post-Effective Amendment No. 40 of the Registration Statement on Form N-1A for Midas Special Fund, Inc. (File Nos. 811-04625 and 033-02847)

Ladies and Gentlemen,

Transmitted herewith on behalf of Midas Perpetual Portfolio, Inc., Midas Fund, Inc., and Midas Special Fund, Inc. (the “Registrants”) are copies of Post-Effective Amendments Nos. 73, 43, and 40, respectively of each Registrant’s currently effective Registration Statement on Form N-1A (each a “PEA”) filed pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder.  Each PEA includes each Registrant’s joint statutory prospectus (“Prospectus”) and joint statement of additional information (“SAI”), relating to the Registrants. Each transmission includes a conformed signature page signed by power of attorney for the Registrants and the Directors, the manually signed original of which is maintained at the offices of the Registrants.

The purpose of the PEA filings is to revise the Principal Investment Strategies of Midas Perpetual Portfolio, Inc. to include mining company shares in the types of investments the Fund may use to achieve its target allocations in gold and silver.  Aside from such change, the form of the Prospectus and SAI and the rest of the disclosure does not differ significantly from the most recently filed Post-Effective Amendments to each of the Registrant’s registration statements (Post-Effective Amendment No. 72, Accession No. 0000015260-10-000026; Post-Effective Amendment No. 42, Accession No. 0000015260-10-000024; and Post-Effective Amendment No. 39, Accession No. 0000015260-10-000028, respectively) filed on April 30, 2010.

Please contact me at 1-212-480-6432, extension 208, or R. Darrell Mounts at 1-202-778-9298 with any questions or comments you may have. Thank you for your time and consideration.

Sincerely,

/s/ John F. Ramírez
John F. Ramírez
Chief Compliance Officer